Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	USAA Mutual Funds Trust
Prospectus Date	rr_ProspectusDate	Oct. 01, 2017
Supplement [Text Block]	usaa_SupplementTextBlock

USAA PRECIOUS METALS AND MINERALS FUND
(Fund Shares, Institutional Shares, Adviser Shares)
SUPPLEMENT DATED JUNE 29, 2018
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2017

This Supplement updates certain information contained in the above-dated prospectus for the USAA Precious Metals and Minerals Fund (the Fund).

As a result of a change to the performance adjustment to the Fund's management fee for the Institutional share class from a negative performance adjustment to a neutral performance adjustment, the Fund's fees and expenses have changed materially from those currently disclosed in the Fund's prospectus. The changes are as a result of the normal operation of the Fund's management fee structure, and reflect improved performance. Additionally, effective as of June 1, 2018, an expense limitation has been placed on the Fund's Institutional share class. Accordingly, the Fund's prospectus is revised as follows:

The Annual Fund Operating Expenses table found on page 1 is deleted in its entirety and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund Shares	Inst. Shares	Adviser Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.71%	0.75%	0.72%
Distribution and/or Service (12b-1) Fees	None	None	0.25%
Other Expenses	0.51%	0.41%	0.33%
Total Annual Fund Operating Expenses	1.22%	1.16% (a)	1.30%
Reimbursement from Adviser	N/A	(0.16%)(b)	N/A
Total Annual Operating Expenses after Reimbursement	1.22%	1.00%	1.30%

(a) The expense information in the table has been restated to reflect current fees.

(b) The Investment Adviser has agreed, through September 30, 2019, to make payments or waive management, administration, and other fees to limit the expenses of the Institutional Shares of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.00% of the Institutional Shares' average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Investment Adviser at any time after September 30, 2019.

The Example table found on pages 1-2 is deleted in its entirety and hereby replaced with the following :

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement for the Institutional Shares is not continued beyond one year.

	1 Year	3 Years	5 Years	10 Years
Fund Shares	$124	$387	$670	$1,477
Inst. Shares	$102	$353	$623	$1,395
Adviser Shares	$132	$412	$713	$1,568

Under the "Fund Management" section, insert the following paragraph after the second paragraph found on page 15:

We have agreed, through September 30, 2019, to make payments or waive management, administration, and other fees to limit the expenses of the Institutional Shares of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.00% of the Institutional Shares' average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Board and may be changed or terminated by us at any time after September 30, 2019. If the total annual fund operating expense ratio of the Institutional Shares is below 1.00%, the Institutional Shares will operate at that lower expense ratio.

98975-0618

Precious Metals and Minerals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	usaa_SupplementTextBlock

USAA PRECIOUS METALS AND MINERALS FUND
(Fund Shares, Institutional Shares, Adviser Shares)
SUPPLEMENT DATED JUNE 29, 2018
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2017

This Supplement updates certain information contained in the above-dated prospectus for the USAA Precious Metals and Minerals Fund (the Fund).

As a result of a change to the performance adjustment to the Fund's management fee for the Institutional share class from a negative performance adjustment to a neutral performance adjustment, the Fund's fees and expenses have changed materially from those currently disclosed in the Fund's prospectus. The changes are as a result of the normal operation of the Fund's management fee structure, and reflect improved performance. Additionally, effective as of June 1, 2018, an expense limitation has been placed on the Fund's Institutional share class. Accordingly, the Fund's prospectus is revised as follows:

The Annual Fund Operating Expenses table found on page 1 is deleted in its entirety and hereby replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Fund Shares	Inst. Shares	Adviser Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.71%	0.75%	0.72%
Distribution and/or Service (12b-1) Fees	None	None	0.25%
Other Expenses	0.51%	0.41%	0.33%
Total Annual Fund Operating Expenses	1.22%	1.16% (a)	1.30%
Reimbursement from Adviser	N/A	(0.16%)(b)	N/A
Total Annual Operating Expenses after Reimbursement	1.22%	1.00%	1.30%

(a) The expense information in the table has been restated to reflect current fees.

(b) The Investment Adviser has agreed, through September 30, 2019, to make payments or waive management, administration, and other fees to limit the expenses of the Institutional Shares of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.00% of the Institutional Shares' average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Investment Adviser at any time after September 30, 2019.

The Example table found on pages 1-2 is deleted in its entirety and hereby replaced with the following :

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement for the Institutional Shares is not continued beyond one year.

	1 Year	3 Years	5 Years	10 Years
Fund Shares	$124	$387	$670	$1,477
Inst. Shares	$102	$353	$623	$1,395
Adviser Shares	$132	$412	$713	$1,568

Under the "Fund Management" section, insert the following paragraph after the second paragraph found on page 15:

We have agreed, through September 30, 2019, to make payments or waive management, administration, and other fees to limit the expenses of the Institutional Shares of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.00% of the Institutional Shares' average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Board and may be changed or terminated by us at any time after September 30, 2019. If the total annual fund operating expense ratio of the Institutional Shares is below 1.00%, the Institutional Shares will operate at that lower expense ratio.

98975-0618

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Precious Metals and Minerals Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	$ 124
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	670
10 Years	rr_ExpenseExampleYear10	$ 1,477
Precious Metals and Minerals Fund | Inst. Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[1]
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	623
10 Years	rr_ExpenseExampleYear10	$ 1,395
Precious Metals and Minerals Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	$ 132
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	$ 1,568

[1]	The expense information in the table has been restated to reflect current fees.
[2]	The Investment Adviser has agreed, through September 30, 2019, to make payments or waive management, administration, and other fees to limit the expenses of the Institutional Shares of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.00% of the Institutional Shares' average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Investment Adviser at any time after September 30, 2019.